Segment information	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Segment information
26.
Segment information

Starting from the year ended March 31, 2024, the CODM started to review information under a new reporting structure. Accordingly, segment reporting has been updated to conform to these changes and segment information has been updated to be presented before elimination of inter-segment transactions. Comparative figures for the years ended March 31, 2022 and 2023 were updated to conform to the segment presentation for the year ended March 31, 2024.

In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following table presents the summary of adjusted earnings before interest, taxes and amortization (“Adjusted EBITA”) for each segment which is considered as a segment operating performance measure, for the years ended March 31, 2022, 2023 and 2024:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group	192,218	189,140	194,827
Cloud Intelligence Group	3,744	4,101	6,121
Alibaba International Digital Commerce Group	(8,614)	(4,944)	(8,035)
Cainiao Smart Logistics Network Limited	(1,465)	(391)	1,402
Local Services Group	(20,059)	(13,148)	(9,812)
Digital Media and Entertainment Group	(5,509)	(2,789)	(1,539)
All others	(16,295)	(9,388)	(9,160)
Total segments Adjusted EBITA (i)	144,020	162,581	173,804

26.
Segment information (Continued)

The following table presents the reconciliation from the total segments Adjusted EBITA to the consolidated net income for the years ended March 31, 2022, 2023 and 2024:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Total segments Adjusted EBITA	144,020	162,581	173,804
Unallocated (ii)	(12,672)	(12,143)	(6,190)
Inter-segment elimination	(951)	(2,527)	(2,586)
Share-based compensation expense	(23,971)	(30,831)	(18,546)
Amortization and impairment of intangible assets	(11,647)	(13,504)	(21,592)
Impairment of goodwill, and others	(25,141)	(3,225)	(11,540)
Consolidated income from operations	69,638	100,351	113,350
Interest and investment income, net	(15,702)	(11,071)	(9,964)
Interest expense	(4,909)	(5,918)	(7,947)
Other income, net	10,523	5,823	6,157
Income tax expenses	(26,815)	(15,549)	(22,529)
Share of results of equity method investees	14,344	(8,063)	(7,735)
Consolidated net income	47,079	65,573	71,332

The following table presents the consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2022, 2023 and 2024:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Taobao and Tmall Group	450	345	464
Cloud Intelligence Group	16,572	16,589	14,335
Alibaba International Digital Commerce Group	593	712	961
Cainiao Smart Logistics Network Limited	733	909	1,254
Local Services Group	137	106	113
Digital Media and Entertainment Group	58	55	45
All others	7,702	7,104	7,278
Total segments depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	26,245	25,820	24,450

(i)
Adjusted EBITA represents net income before interest and investment income, net, interest expense, other income, net, income tax expenses, share of results of equity method investees, share-based compensation expense, amortization and impairment of intangible assets, impairment of goodwill, and others, which the Company does not believe are reflective of the Company's core operating performance during the periods presented.
(ii)
Unallocated primarily relates to certain costs incurred by corporate functions and other miscellaneous items that are not allocated to individual segments.

Details of the Company's revenue by segment are set out in Note 5. As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.